Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Climate Change Solutions ETF
(the “Fund”)
(series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated December 4, 2024
to the current Summary Prospectus and Prospectus, as supplemented
Effective December 13, 2024, the JPMorgan Climate Change Solutions ETF (the “Fund”) will operate as a diversified investment company. Accordingly, all references to the Fund being a “non‑diversified” fund in the Fund’s prospectus and summary prospectus are hereby deleted. In addition, the changes described below are made to the prospectus and summary prospectus.
•	The final sentence of the fourth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section is hereby removed in its entirety.
•	The final sentence of the third paragraph under the “More About the Funds — Investment Strategies — Climate Change Solutions ETF” section is hereby removed in its entirety.
•
The risk factor entitled “Non‑Diversified Fund Risk” under the “Risk/Return Summary — The Fund’s Main Investment Risks” section is hereby deleted in its entirety. In addition, the reference to “Non‑Diversified Fund Risk” in the risk table and the risk factor entitled “Non‑Diversified Fund Risk” under the “More About the Funds – Investment Risks” section are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Climate Change Solutions ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan Climate Change Solutions ETF
(the “Fund”)
(series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated December 4, 2024
to the current Summary Prospectus and Prospectus, as supplemented
Effective December 13, 2024, the JPMorgan Climate Change Solutions ETF (the “Fund”) will operate as a diversified investment company. Accordingly, all references to the Fund being a “non‑diversified” fund in the Fund’s prospectus and summary prospectus are hereby deleted. In addition, the changes described below are made to the prospectus and summary prospectus.
•	The final sentence of the fourth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section is hereby removed in its entirety.
•	The final sentence of the third paragraph under the “More About the Funds — Investment Strategies — Climate Change Solutions ETF” section is hereby removed in its entirety.
•
The risk factor entitled “Non‑Diversified Fund Risk” under the “Risk/Return Summary — The Fund’s Main Investment Risks” section is hereby deleted in its entirety. In addition, the reference to “Non‑Diversified Fund Risk” in the risk table and the risk factor entitled “Non‑Diversified Fund Risk” under the “More About the Funds – Investment Risks” section are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE